Financial Instruments - Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets (Detail) - Level 3 of fair value hierarchy $ in Millions	9 Months Ended
Sep. 30, 2024 CAD ($)
Disclosure of fair value measurement of assets [Line Items]
Fair value, beginning of year	$ 131
Acquisitions	3
Change in fair value	139
Fair value, end of year	$ 273